Investment Contracts Insurance Liabilities And Insurance Annuity Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Investment Contracts Insurance Liabilities And Insurance Annuity Benefits [Abstract]
Schedule of Investment Contracts Insurance Liabilities and Insurance Annuity Benefits
December 31 (In millions)	2015	2014

Life insurance benefits(a)	$19,978	$20,688
Investment contracts	2,955	3,970
Other(b)	3,223	3,224
	26,155	27,881
Eliminations	(463)	(449)
Total	$25,692	$27,432

  Life insurance benefits are accounted for mainly by a net-level-premium method using estimated yields generally ranging from 3.0% to 8.5% in both 2015 and 2014.
  Substantially all unpaid claims and claims adjustment expenses and unearned premiums.